UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Snyder Capital Management, L.P.
Address:    One Market Plaza, Steuart Tower, Suite 1200
            San Francisco, CA  94105

Form 13F File Number:   28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sonja L. Commer
Title:      Chief Compliance Officer
Phone:      415-392-3900

Signature, Place and Date of Signing:
Sonja L. Commer                     San Francisco, CA November 10, 2009
            [Signature]             [City, State]                 [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         67

Form 13F Information Table Value Total:         1,774,781 (x1000)


List of Other Included Managers:

None

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
NAME OF ISSUER                TITLE   CUSIP        VALUE    SHARES            INV. DISC. OTHER VOTING AUTH
                              OF                   X1000                                 MGR
                              CLASS
                                                                                               SOLE     SHR         NONE
Alpha Natural Resources Inc.  COM        02076X102   45,515   1,296,710 SH       Defined         25,800   1,115,910    155,000
American Reprographics Co.    COM        029263100   19,287   2,025,983 SH       Defined          5,700   1,736,183    284,100
Ametek Inc.                   COM        031100100    4,716     135,100 SH       Defined         15,700     119,400
AnnTaylor Stores Corp.        COM        036115103   26,359   1,658,840 SH       Defined         12,500   1,430,740    215,600
Arch Chemical Inc.            COM        03937R102   39,275   1,309,599 SH       Defined          3,800   1,119,599    186,200
Brookfield Asset Management
-                             COM        112585104   67,820   2,986,336 SH       Defined         69,837   2,557,975    358,524
CEC Entertainment, Inc.       COM        125137109   18,027     697,092 SH       Defined          2,000     589,742    105,350
Cabot Corp.                   COM        127055101   55,386   2,396,624 SH       Defined         47,400   2,061,324    287,900
Cabot Microelectronics        COM        12709P103   56,888   1,631,899 SH       Defined         30,200   1,406,677    195,022
Cambrex Corp.                 COM        132011107   13,297   2,110,630 SH       Defined          5,100   1,821,130    284,400
CapLease, Inc.                COM        140288101   12,717   3,155,581 SH       Defined          9,500   2,666,181    479,900
Cedar Shopping Centers Inc.   COM        150602209   15,734   2,439,316 SH       Defined          3,100   2,067,316    368,900
Central European Media        COM        G20045202   27,572     805,032 SH       Defined         19,400     689,732     95,900
Clean Harbors Inc.            COM        184496107   77,012   1,368,854 SH       Defined         26,315   1,185,209    157,330
Cognex Corp                   COM        192422103   11,035     673,704 SH       Defined          1,500     571,604    100,600
Comstock Resources Inc.       COM        205768203   28,597     713,500 SH       Defined          2,100     607,400    104,000
Copart Inc.                   COM        217204106   37,131   1,118,055 SH       Defined         23,500     961,355    133,200
Corn Products Intl Inc        COM        219023108   23,960     840,100 SH       Defined          2,400     718,900    118,800
Curtiss-Wright Corp           COM        231561101   38,540   1,129,225 SH       Defined         34,800     979,225    115,200
Cytec Industries, Inc.        COM        232820100   30,070     926,075 SH       Defined         18,250     804,225    103,600
Devon Energy Corp.            COM        25179M103   20,263     300,944 SH       Defined         16,060     263,584     21,300
Dress Barn Inc.               COM        261570105   31,817   1,774,486 SH       Defined          5,300   1,513,386    255,800
Drew Industries               COM        26168L205   13,314     613,836 SH       Defined          1,800     523,636     88,400
Dun & Bradstreet              COM        26483E100   15,618     207,352 SH       Defined         10,900     181,552     14,900
Esterline Technologies Corp   COM        297425100   35,786     912,664 SH       Defined          2,600     782,914    127,150
FTI Consulting                COM        302941109   34,059     799,328 SH       Defined          2,300     682,828    114,200
Franklin Electric Co Inc      COM        353514102   39,719   1,384,403 SH       Defined         26,200   1,190,653    167,550
Graco Inc.                    COM        384109104   26,428     948,250 SH       Defined         26,011     814,633    107,606
Haemonetics Corp.             COM        405024100   37,235     663,485 SH       Defined         13,400     572,200     77,885
Heico Corp - Class A          COM        422806208   26,247     774,028 SH       Defined          2,400     654,128    117,500
Henry Schein, Inc.            COM        806407102    7,122     129,700 SH       Defined         15,100     114,600
ITT Educational Services Inc  COM        45068B109   18,822     170,475 SH       Defined          9,700     149,875     10,900
Idex Corp.                    COM        45167R104   22,639     809,990 SH       Defined         28,200     704,390     77,400
Intuit Inc.                   COM        461202103    7,057     247,600 SH       Defined         28,700     218,900
Itron Inc                     COM        465741106   15,160     236,364 SH       Defined            700     201,614     34,050
Kaman Corp                    COM        483548103   22,822   1,038,287 SH       Defined          3,400     979,787     55,100
Kennametal Inc.               COM        489170100   64,376   2,615,847 SH       Defined         52,100   2,252,099    311,648
Ladish Co Inc.                COM        505754200   18,706   1,236,372 SH       Defined          3,400   1,039,672    193,300
Lance Inc                     COM        514606102   16,048     621,545 SH       Defined          1,787     529,617     90,141
Liberty Media
Corp.-Entertainm              COM        53071M500    5,789     186,072 SH       Defined         17,836     168,236
Lowe's Cos Inc.               COM        548661107    1,688      80,600 SH       Defined                     80,600
Markel CP Holding Co.         COM        570535104    2,614       7,925 SH       Defined            800       7,125
Mid-America Apartment
Communit                      COM        59522J103   31,127     689,725 SH       Defined         15,950     591,475     82,300
Molex Inc. - Cl A             COM        608554200   15,261     812,200 SH       Defined         44,300     702,200     65,700
Nabors Industries Ltd         COM        G6359F103    8,450     404,300 SH       Defined         40,400     363,900
O'Reilly Automotive Inc.      COM        686091109    2,683      74,252 SH       Defined          8,600      65,652
Orthofix International NV     COM        N6748L102   30,989   1,054,395 SH       Defined          2,800     903,795    147,800
Pall Corporation              COM        696429307    6,011     186,200 SH       Defined         21,400     164,800
Parexel Intl Corp             COM        699462107   25,035   1,842,149 SH       Defined          6,000   1,565,542    270,607
Patterson-UTI Energy Inc.     COM        703481101   51,701   3,423,935 SH       Defined         75,100   2,928,735    420,100
Precision Castparts Corp      COM        740189105   24,337     238,900 SH       Defined         10,200     209,900     18,800
RBC Bearings Inc.             COM        75524B104   26,433   1,133,015 SH       Defined          3,100     975,015    154,900
Republic Services Inc. - Cl.A COM        760759100   15,224     572,962 SH       Defined         58,350     514,612
Rockwell Collins Inc.         COM        774341101    7,264     143,000 SH       Defined         16,600     126,400
Shaw Group Inc.               COM        820280105   39,092   1,218,198 SH       Defined         28,200   1,052,298    137,700
Signet Jewelers Ltd           COM        G81276100    3,859     146,568 SH       Defined            400     126,368     19,800
Simpson Manufacturing         COM        829073105   60,441   2,392,753 SH       Defined         44,500   2,061,853    286,400
Steelcase Inc. Cl A           COM        858155203   16,748   2,696,900 SH       Defined         72,400   2,320,600    303,900
Texas Industries Inc.         COM        882491103   13,666     325,470 SH       Defined          1,000     281,670     42,800
Thor Industries, Inc.         COM        885160101   26,633     860,530 SH       Defined         22,900     744,230     93,400
Transdigm Group Inc.          COM        893641100    3,845      77,197 SH       Defined            200      69,197      7,800
UGI Corp.                     COM        902681105   55,941   2,232,296 SH       Defined         42,800   1,922,696    266,800
United Stationers Inc         COM        913004107   46,615     979,098 SH       Defined         24,600     847,298    107,200
Universal Health Services - B COM        913903100   23,493     379,350 SH       Defined         19,300     331,650     28,400
Warnaco Group                 COM        934390402   23,818     543,052 SH       Defined          1,650     463,918     77,484
Waste Connections Inc.        COM        941053100   27,526     953,775 SH       Defined          2,800     815,975    135,000
West Pharmaceutical Services
I                             COM        955306105   56,323   1,386,932 SH       Defined         27,049   1,193,183    166,700





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